ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 21, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares sold for proceeds		100,000
Advertising cost			$ 4,767	$ 8,148
Net operating loss carryforwards		$ 23,200,000
Federal tax rate			21.00%	21.00%
Canfield [Member]
Proceeds from sales of common stock			$ 100,000	$ 2,000
Number of shares sold for proceeds			336,000	200,000
Allowance for doubtful accounts			$ 0	$ 0
Advertising cost			13,453	18,129
Net operating loss carryforwards			$ 462,000	$ 144,000
Federal tax rate			21.00%	21.00%
State tax rate			5.00%	5.00%
Loss carryforwards			$ 120,000	$ 37,440
Change in valuation allowance			82,560	$ (19,760)
Deferred tax assets			$ 120,000
WesBev | Canfield [Member]
Shares Aquired	8,000,000
Percentage of acquisition	69.70%
Proceeds from sales of common stock	$ 100,000
Number of shares sold for proceeds	336,000
Total shares	8,336,000